Assets measured at fair value on nonrecurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 0		$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	27,074		3,155
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	87,862		109,405
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	71,750	[1]	25,673	[1]	10,445	[1]
Loans held-for-sale	21,609	[2]	0	[2]	93,429	[2]
Other real estate owned	93,130	[3]	87,581	[3]	111,425	[3]
Other Repossessed Assets	1,368	[3]	638	[3]	128	[3]
Assets Held-for-sale, Long Lived			0		0	[4]
Total	187,857		113,892		215,427
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0	[1]
Loans held-for-sale	0	[2]	0	[2]	0	[2]
Other real estate owned	0	[3]	0	[3]	0	[3]
Other Repossessed Assets	0	[3]	0	[3]	0	[3]
Assets Held-for-sale, Long Lived			0		0	[4]
Total	0		0		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0	[1]
Loans held-for-sale	0	[2]	0	[2]	0	[2]
Other real estate owned	6,610	[3]	2,849	[3]	0	[3]
Other Repossessed Assets	0	[3]	0	[3]	0	[3]
Assets Held-for-sale, Long Lived			0		0	[4]
Total	6,610		2,849		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	71,750	[1]	25,673	[1]	10,445	[1]
Loans held-for-sale	21,609	[2]	0	[2]	93,429	[2]
Other real estate owned	86,520	[3]	84,732	[3]	111,425	[3]
Other Repossessed Assets	1,368	[3]	638	[3]	128	[3]
Assets Held-for-sale, Long Lived			0		0	[4]
Total	181,247		111,043		215,427
Fair Value, Measurements, Nonrecurring [Member] | Write Down [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	(15,405)	[1]	(21,348)	[1]	(23,972)	[1]
Loans held-for-sale	(38)	[2]	(364,820)	[2]	(43,937)	[2]
Other real estate owned	(42,366)	[3]	(43,861)	[3]	(32,783)	[3]
Other Repossessed Assets	(1,622)	[3]	(617)	[3]	(360)	[3]
Assets Held-for-sale, Long Lived			0		(123)	[4]
Total	$ (59,431)		$ (430,646)		$ (101,175)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.
[2]	Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. Costs to sell are excluded from the reported fair value amount.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[4]	Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.